Additional Cash Flow Information	12 Months Ended
Dec. 31, 2016
Significant Non Cash Transactions [Abstract]
Additional Cash Flow Information

NOTE 14 — ADDITIONAL CASH FLOW INFORMATION

During the year ended December 31, 2016, the Company reclassified certain assets and liabilities as held for sale, which are included as separate line items on the consolidated and combined balance sheet as of December 31, 2016.  In addition, the Company recorded certain opening balance sheet adjustments in the second and fourth quarters of the year ended December 31, 2016, which included non-cash components, that were primarily transfers of assets and liabilities from CHS to effect the Spin-off. See Note 1 — Description of the Business and the Spin-off.